Income Taxes (Details 4) (CNY) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2010
Unrecognized Tax Benefits	3,759	3,759	12,492
Reversal due to disposal of P3A	0	0	(8,733)
Balance	3,759	3,759	3,759